(1) OPERATIONS (Details 3)	12 Months Ended
Dec. 31, 2017
CPFL Servicos, Equipamentos, Industria e Comercio S.A. ("CPFL Servicos") [Member]
Statement Line Items [Line Items]
Company type	Privately-held corporation
Core activity	Manufacturing, commercialization, rental and maintenance of electro-mechanical equipment and service provision
Equity interest	Direct 100%
NECT Servicos Administrativos Ltda ("Nect") [Member]
Statement Line Items [Line Items]
Company type	Limited liability company
Core activity	Provision of administrative services
Equity interest	Direct 100%
CPFL Atende Centro de Contatos e Atendimento Ltda. ("CPFL Atende") [Member]
Statement Line Items [Line Items]
Company type	Limited liability company
Core activity	Provision of call center services
Equity interest	Direct 100%
CPFL Total Servicos Administrativos Ltda. ("CPFL Total") [Member]
Statement Line Items [Line Items]
Company type	Limited liability company
Core activity	Collection services
Equity interest	Direct 100%
CPFL Eficiencia Energetica S.A ("CPFL ESCO") [Member]
Statement Line Items [Line Items]
Company type	Privately-held corporation
Core activity	Energy efficiency management
Equity interest	Direct 100%
TI Nect Servicos de Informatica Ltda. ("Authi") [Member]
Statement Line Items [Line Items]
Company type	Limited liability company
Core activity	Provision of IT services
Equity interest	Direct 100%
CPFL GD S.A ("CPFL GD") [Member]
Statement Line Items [Line Items]
Company type	Privately-held corporation
Core activity	Provision of maintenance services for energy generation companies
Equity interest	Indirect 100%